UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria, & CO Ltd.

Address:  1A, Burnsall Street,
          London, SW3 3SR
          United Kingdom

13F File Number:  28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 0 207 101 1960


Signature, Place and Date of Signing:


  /s/ Qais Zakaria              London                5/2/07
--------------------     ---------------------     ------------
    [Signature]              [City, State]            [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        14

Form 13F Information Table Value Total:  $393,991
                                         (thousands)


List of Other Included Managers:

  No.     Form 13F         File Number

  1       28-12449         The Nomad Investment Partnership L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                    COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                             TITLE                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS       CUSIP        (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------              --------       -----        --------   -------   ---  ----  ----------  --------   ----   ------    ----
COSTCO WHSL CORP NEW        COM            22160K 10 5   69,992   1,300,000   SH        SHARED       1               1,300,000
AMAZON COM INC              COM            023135 10 6   55,706   1,400,000   SH        SHARED       1               1,400,000
DELL INC                    COM            24702R 10 1   48,741   2,100,000   SH        SHARED       1               2,100,000
FLEETWOOD ENTERPRISES INC   COM            339099 10 3   31,210   3,945,688   SH        SHARED       1               3,945,688
FORD MTR CO DEL             COM PAR $0.01  345370 86 0    7,890   1,000,000   SH        SHARED       1               1,000,000
LIBERTY GLOBAL INC          COM SER A      530555 10 1   27,220     826,591   SH        SHARED       1                 826,591
LIBERTY GLOBAL INC          COM SER C      530555 30 9    6,177     201,591   SH        SHARED       1                 201,591
LIBERTY MEDIA HLDG CORP     INT COM SER A  53071M 10 4    1,089      45,700   SH        SHARED       1                  45,700
LIBERTY MEDIA HLDG CORP     CAP COM SER A  53071M 30 2    1,011       9,140   SH        SHARED       1                   9,140
DISCOVERY HOLDING CO        CL A COM       25468Y 10 7   28,804   1,505,691   SH        SHARED       1               1,505,691
BERKSHIRE HATHAWAY INC DEL  CL A           084670 10 8   54,495         500   SH        SHARED       1                     500
SEARS HLDGS CORP            COM            812350 10 6   16,214      90,000   SH        SHARED       1                  90,000
MOHAWK INDS INC             COM            608190 10 4   32,820     400,000   SH        SHARED       1                 400,000
SONY CORP                   ADR NEW        835699 30 7   12,622     250,000   SH        SHARED       1                 250,000





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